Intangible assets	9 Months Ended
Sep. 30, 2022
Intangible Assets
Intangible assets

4.	Intangible assets

	Product development in progress	Intellectual property and patents registration	Software	Total
2022	€’000	€’000	€’000	€’000
Cost
At January 1, 2022	1,918	1,911	23	3,852
Additions – other*	1,404	—	41	1,445
At September 30, 2022	3,322	1,911	64	5,297

Amortisation
At January 1, 2022	—	—	(5)	(5)
Amortisation charge	—	—	(11)	(11)
At September 30, 2022	—	—	(16)	(16)

Net book value
At September 30, 2022	3,322	1,911	48	5,281

2021
Cost
At January 1, 2021	288	1,911	4	2,203
Additions – other*	1,630	—	19	1,649
At December 31, 2021	1,918	1,911	23	3,852

Amortisation
At January 1, 2021	—	—	—	—
Amortisation charge	—	—	(5)	(5)
At December 31, 2021	—	—	(5)	(5)

Net book value
At December 31, 2021	1,918	1,911	18	3,847

*	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.

Intellectual property at September 30, 2022 and December 31, 2021 of €1.9 million and €1.9 million respectively, and product development costs of €3.3 million and €1.9 million respectively, are considered to be of indefinite life and accordingly are not amortized. In line with the Group’s accounting policy, development expenditure is measured at cost less accumulated amortisation and any accumulated impairment losses, unless the product development costs are still being used in product development in which case it is considered indefinite useful life. During the fourth quarter of 2022, the Group began to amortise a significant portion of the product development costs on the basis that they were no longer considered to be used in product development. These items are being amortized over useful lives of between 3 and 5 years.

The Group considers that there have been no indicators of impairment during the period. The annual impairment analysis will be performed as at December 31, 2022.